CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Mar. 31, 2015 shares	Jan. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Oct. 31, 2013 shares	Jul. 31, 2011 shares	Sep. 30, 2010 shares
Short-term bank loans	¥ 65,093	$ 9,375
Accounts payable	12,150	1,750	¥ 103,289
Salary and welfare payables	54,779	7,890	33,539
Taxes payable	66,589	9,591	16,484
Deferred revenues	50,110	7,217	31,308
Advances from customers	106,570	15,349	104,605
Accrued expenses and other current liabilities	¥ 58,473	$ 8,422	70,908
Ordinary share, shares authorized (in shares)	37,969,834	37,969,834
Variable Interest Entity
Short-term bank loans | ¥	¥ 65,093		0
Accounts payable | ¥	12,150		103,289
Salary and welfare payables | ¥	54,172		32,887
Taxes payable | ¥	66,589		16,484
Deferred revenues | ¥	50,110		31,308
Advances from customers | ¥	106,570		104,605
Accrued expenses and other current liabilities | ¥	¥ 49,746		¥ 68,454
Convertible Redeemable Series A Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares				$ 0.001
Convertible preferred stock, shares authorized (in shares)			3,125,000
Convertible preferred stock, shares issued (in shares)	0	0	3,125,000				3,125,000	3,125,000			3,125,000
Convertible preferred stock, shares outstanding (in shares)	0	0	3,125,000
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Convertible Redeemable Series A-1 Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			1,302,084
Convertible preferred stock, shares issued (in shares)	0	0	1,302,084				1,302,084	1,302,084		1,302,084
Convertible preferred stock, shares outstanding (in shares)	0	0	1,302,084
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Convertible Redeemable Series B Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			2,962,239
Convertible preferred stock, shares issued (in shares)	0	0	2,962,239				2,962,239	2,962,239	2,962,239
Convertible preferred stock, shares outstanding (in shares)	0	0	2,962,239
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Convertible Redeemable Series C Preferred Shares
Convertible preferred stock, par value (in dollars per share) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			4,640,843
Convertible preferred stock, shares issued (in shares)	0	0	4,640,843		4,640,843	4,640,843
Convertible preferred stock, shares outstanding (in shares)	0	0	4,640,843
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Class A Ordinary Shares
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		0.001
Ordinary share, shares authorized (in shares)	4,543,461	4,543,461	4,543,461
Ordinary share, shares issued	4,543,461	4,543,461	4,543,461
Ordinary share, shares outstanding	4,543,461	4,543,461	4,543,461
Class B Ordinary Shares
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	45,456,539	45,456,539	33,426,373
Ordinary share, shares issued	25,191,705	25,191,705	5,456,539
Ordinary share, shares outstanding	25,191,705	25,191,705	5,456,539